Deferred Revenue	3 Months Ended
Mar. 31, 2016
Deferred Revenue [Abstract]
DEFERRED REVENUE
12.	DEFERRED REVENUE
  Deferred revenue consists of the following:
	March 31,	December 31,
	2016	2015
Project A	$567,760	$0
Other prepaid expenses	88,116	48,130
Total	$655,876	$48,130